Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)
(16)	Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)

Changes in AOCI, net of tax, by component consist of the following:

	Six months ended June 30, 2016
	Net unrealized gain on securities	OTTI gain (losses) in OCI (1)	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$467,323	5,053	10,408	6,231	(65)	488,950
OCI before reclassifications	1,731,117	39,731	1,670	1,391	(1)	1,773,908
Amounts reclassified from AOCI	26,286	2,397	—	—	—	28,683

Net OCI	1,757,403	42,128	1,670	1,391	(1)	1,802,591

Ending balance	$2,224,726	47,181	12,078	7,622	(66)	2,291,541

	Year ended December 31, 2015
	Net unrealized gain on securities	OTTI gain (losses) in OCI (1)	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$1,755,998	9,608	1,475	10,240	(176)	1,777,145
OCI before reclassifications	(1,260,909)	(2,958)	8,933	(4,009)	95	(1,258,848)
Amounts reclassified from AOCI	(27,766)	(1,597)	—	—	16	(29,347)

Net OCI	(1,288,675)	(4,555)	8,933	(4,009)	111	(1,288,195)

Ending balance	$467,323	5,053	10,408	6,231	(65)	488,950

(1)	The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired (OTTI) securities.

Reclassifications from AOCI, net of tax, consist of the following:

	Amount Reclassified from AOCI		Affected line item
	June 30,	June 30,	in the Consolidated
AOCI	2016	2015	Statements of Operations
Net unrealized gain on securities:
Available-for-sale securities	$(40,440)	(9,419)	Realized investment (losses) gains, net
	(14,154)	(3,297)	Income tax (benefit) expense

	(26,286)	(6,122)	Net (loss) income

OTTI gain (losses) in OCI:
Other than temporary impairments	(3,688)	2,457	Realized investment (losses) gains, net
	(1,291)	860	Income tax (benefit) expense

	(2,397)	1,597	Net (loss) income

Total amounts reclassified from AOCI	$(28,683)	(4,525)	Total (loss) net income

(24)	Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2015
	Net unrealized gain on securities	OTTI gain (losses) in OCI	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$1,755,998	9,608	1,475	10,240	(176)	1,777,145
OCI before reclassifications	(1,260,909)	(2,958)	8,933	(4,009)	95	(1,258,848)
Amounts reclassified from AOCI	(27,766)	(1,597)	—	—	16	(29,347)

Net OCI	(1,288,675)	(4,555)	8,933	(4,009)	111	(1,288,195)

Ending balance	$467,323	5,053	10,408	6,231	(65)	488,950

	Year ended December 31, 2014
	Net unrealized gain on securities	OTTI gain (losses) in OCI	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$980,777	8,814	1,020	12,343	(170)	1,002,784
OCI before reclassifications	825,079	3,114	455	(2,103)	(25)	826,520
Amounts reclassified from AOCI	(49,858)	(2,320)	—	—	19	(52,159)

Net OCI	775,221	794	455	(2,103)	(6)	774,361

Ending balance	$1,755,998	9,608	1,475	10,240	(176)	1,777,145

Reclassifications from AOCI, net of tax, consist of the following:

	Amount Reclassified from AOCI		Affected line item
	December 31,		in the Consolidated
AOCI	2015	2014	Statements of Operations
Net unrealized gain on securities:
Available-for-sale securities	$42,717	76,705	Realized investment gains, net
	14,951	26,847	Income tax expense (benefit)

	27,766	49,858	Net income

OTTI gain (losses) in OCI:
Other than temporary impairments	2,457	3,569	Realized investment gains, net
	860	1,249	Income tax expense (benefit)

	1,597	2,320	Net income

Pension and other postretirement plan adjustments:
Amortization of actuarial gains (losses)	(25)	(29)	General and administrative expenses
	9	(10)	Income tax expense (benefit)

	(16)	(19)	Net income

Total amounts reclassified from AOCI	$29,347	52,159	Total net income